Inventory (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Inventory [Abstract]
Finished goods	$ 1,903	$ 2,096
Raw materials	698	507
Inventory, Net	$ 2,601	$ 2,603